Debt, net of unamortized deferred financing cost	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Debt, net of unamortized deferred financing cost
(14)	Debt, net of unamortized deferred financing cost
The following tables summarize outstanding debt obligations of the Company as of March 31, 2023 (Successor):

	As of March 31, 2023 (Successor)
(in thousands)	Debt Outstanding	Net Carrying Value (1)	Fair Value (2)
Credit Agreement
Term Loans	$98,750	$97,001	$98,750
Revolving Credit Facility	36,250	36,250	36,250
Promissory Notes	$—	$—	$—

Total Debt	$135,000	$133,251	$135,000

(1)	Represents debt outstanding net of unamortized debt issuance costs.
(2)
The fair value of the Term Loans and Revolving Credit Facility approximates carrying value as of March 31, 2023 due to the recent issuance of the debt instruments. The fair value is categorized as Level 3 under ASC 820.

Credit Agreement
On January 3, 2023, the Company entered into a credit agreement (the “Credit Agreement”) with BMO Harris Bank N.A., as administrative agent, for a senior secured credit facility (the “Credit Facility”) in an aggregate principal amount of $250.0 million, consisting of term loan commitments for an aggregate principal amount of $100.0 million (the “Term Loans”) and a revolving credit facility with commitments for an aggregate commitment amount of $150.0 million (the “Revolving Credit Facility”), with an accordion option to increase the revolving commitments an additional $75.0 million to $225.0 million total. Upon the de-SPAC
event, the Company had initially acquired legacy debt obligations from its subsidiaries in the amount of $124.4 million. Subsequently, after the closing of the Business Combination, the Company obtained additional financing through the BMO Credit Facility from which proceeds from borrowings were used to repay outstanding debt obligations acquired through the transaction, and also for working capital and general corporate purposes, including, without limitation, permitted acquisitions.
The Term Loans and Revolving Credit Facility bear interest at a rate per annum equal to, at the Company’s option, either (i) SOFR plus a margin based on the Company’s Total Leverage Ratio (as defined in the Credit Agreement) or (ii) the Base Rate (as defined in the Credit Agreement) plus a margin based on the Company’s Total Leverage Ratio. The margin ranges between 1.0% and 2.0% for base rate loans and between 2.0% and 3.0% for SOFR loans. The Company will pay a commitment fee based on the average daily unused portion of the commitments under the Revolving Credit Facility, a letter of credit fee equal to the margin then in effect with respect to the SOFR loans under the Revolving Credit Facility, a fronting fee and any customary documentary and processing charges for any letter of credit issued under the Credit Agreement. The Term Loan is subject to quarterly amortization payments and will mature on January 3, 2028. The Revolving Credit Facility will terminate on January 3, 2028. As of March 31, 2023, total outstanding debt, net of unamortized deferred financing costs amounted to $133.3 million.

The following tables summarize outstanding debt obligations of the Company as of December 31, 2022 (Predecessor):

	As of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Debt Outstanding	Net Carrying Value (1)
Term Loan	$5,760	$5,760
Revolving Credit Facility	14,050	14,050
Promissory Notes	1,377	1,377

Total Debt	$21,187	$21,187

(1)	There were no unamortized debt issuance costs as of December 31, 2022 (Predecessor).
As of December 31, 2022 (Predecessor), Company had an outstanding Term Loan borrowing of $5.8 million with interest calculated based on a variable one-month
LIBOR rate plus 1.50%, subject to a LIBOR floor. The Company entered into an interest rate swap agreement in 2020, which converted the variable rate to a fixed rate of 2.60% on borrowings under the Term Loan. The Company also had an outstanding balance of $14.1 million on its Revolving Credit Facility with interest calculated at the rate of the Daily Bloomberg Short-Term Bank Yield Index rate (“BSBY”) plus 1.50% and an unused commitment fee is 0.15% per annum. In addition, the Company had an outstanding promissory note balance of $1.4 million with interest calculated 3.25%. As of December 31, 2022 (Predecessor), total outstanding debt, net of unamortized deferred financing costs amounted to $21.2 million.
Future maturities of the Term Loans as of March 31, 2023 (Successor), are as follows:

(Dollars in Thousands)	Aggregate Maturities
Rest of 2023	$3,750
2024	$5,000
2025	$7,500
2026	$10,000
2027	$10,000
Thereafter	$62,500

Total	$98,750

Debt is prepayable without penalty prior to maturity. Borrowings under the Revolving Credit Facility are due and payable on the termination date or an earlier date at the Company’s discretion.